PGIM S&P 500 Buffer 12 ETF - September Expense Example, No Redemption - PGIM S&P 500 Buffer 12 ETF - September - No Share Class	Jun. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628